CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total revenues	¥ 4,666,147	$ 657,213	¥ 3,561,994	¥ 2,779,063
Cost of revenues	(3,396,118)	(478,333)	(2,568,115)	(1,962,000)
Research and development expenses	(1,264,308)	(178,074)	(1,332,800)	(1,209,580)
Selling, general and administrative expenses	(928,761)	(130,813)	(1,310,207)	(607,868)
Interest income	30,501	4,296	13,820	13,655
Interest expense	79,309	11,170	44,543	131,585
Foreign currency translation adjustments, tax	0		0	0
Related Party
Research and development expenses	(34,673)		(60,687)	(21,069)
Selling, general and administrative expenses	(17,589)		(2,153)	(2,343)
Interest income	15,955		9,069	717
Interest expense	12,163		12,215	131
Sales of goods revenues
Total revenues	3,311,507	466,416	2,433,964	1,983,817
Cost of revenues	(2,733,966)	(385,071)	(1,970,845)	(1,749,188)
Sales of goods revenues | Related Party
Total revenues	2,715,136		1,663,076	1,466,340
Cost of revenues	(434,778)		(509,242)	(220,062)
Software license revenues
Total revenues	444,830	62,653	404,469	261,265
Cost of revenues	(120,289)	(16,942)	(126,807)	(32,164)
Software license revenues | Related Party
Total revenues	293,159		133,450	24,788
Cost of revenues	(22,388)		(21,700)	0
Service
Total revenues	909,810	128,144	723,561	533,981
Cost of revenues	(541,863)	$ (76,320)	(470,463)	(180,648)
Service | Related Party
Total revenues	894,396		721,206	532,625
Cost of revenues	¥ (56,622)		¥ (60,671)	¥ 0